Convertible Bond (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Convertible bond	¥ 71,477				$ 10,000,000
Ordinary shares to the Holder for securing the bond (in Shares) | shares	697,977
Bond convertible principal amounts		$ 5,000	$ 4,000	$ 1,000
Conversion price determined based on the pre-money valuation		$ 800,000,000	$ 1,360,000,000	$ 2,500,000,000
Bond bears annual interest rate	8.00%